                  SUPPLEMENT TO NEW YORK SPINNAKER PROSPECTUS
                          SUPPLEMENT DATED MAY 1, 1998
                       TO PROSPECTUS DATED JUNE 16, 1997

    THE DISCLOSURE SET FORTH BELOW REPLACES THE INFORMATION UNDER THE HEADING "EXPENSE TABLE" FOUND ON PAGES 8 THROUGH 13 OF THE NEW YORK SPINNAKER PROSPECTUS.

                        FIRST SAFECO SEPARATE ACCOUNT S

    The non-SAFECO Fund information in this Expense Table set forth below with respect to the Portfolios was provided to the Separate Account by the Portfolios and such information was not independently verified by the Separate Account.

CONTRACT OWNER TRANSACTION EXPENSES:

    DEFERRED SALES LOAD: Contingent Deferred Sales Charge (as a percentage of amount withdrawn)*: This charge applies to Withdrawals in any Contract Year which exceed 10% of the Owner's Contract Value:

Contract Year 1..................................   8% of amount withdrawn
Contract Year 2..................................   7% of amount withdrawn
Contract Year 3..................................   6% of amount withdrawn
Contract Year 4..................................   5% of amount withdrawn
Contract Year 5..................................   4% of amount withdrawn
Contract Year 6..................................   3% of amount withdrawn
Contract Year 7..................................   2% of amount withdrawn
Contract Year 8..................................   1% of amount withdrawn
After Contract Year 8............................   0% of amount withdrawn

* While the Contingent Deferred Sales Charge assesses a percentage of the amount withdrawn according to the stated schedule, total Contingent Deferred Sales Charges collected by First SAFECO will not exceed 8.5% of the Purchase Payments made under the Contract.

    WITHDRAWAL CHARGE: Equal to the lesser of $25 or 2% of the amount withdrawn for each Withdrawal after the first in any Contract Year. Not deducted where the Owner is exercising a Settlement Option.

    TRANSFER CHARGE: First 12 Transfers in a Contract Year are free. Thereafter, First SAFECO reserves the right to assess a Transfer Charge which will be equal to the lesser of $10 or 2% of the amount transferred. The charge is not imposed under the Programs, subject to certain requirements.

ANNUAL ADMINISTRATION CHARGE

    $30 per Contract per Contract Year.* Waived if Contract Value is $50,000 or more.

SEPARATE ACCOUNT ANNUAL EXPENSES:
  (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

Mortality and Expense Risk Fees.............................  1.25%
Asset Related Administration Charge.........................  0.15%
                                                              ----
    Total Separate Account Annual Expenses..................  1.40%
                                                              ----
                                                              ----

SAFECO RESOURCE SERIES TRUST ANNUAL EXPENSES:
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees
  SAFECO Resource Equity Portfolio..........................   .73%
  SAFECO Resource Growth Portfolio..........................   .74%
  SAFECO Resource Northwest Portfolio.......................   .73%
  SAFECO Resource Bond Portfolio............................   .74%
  SAFECO Resource Money Market Portfolio....................   .64%
  SAFECO Resource Small Company Stock Portfolio.............   .85%

Other Expenses
  SAFECO Resource Equity Portfolio..........................   .02%
  SAFECO Resource Growth Portfolio..........................   .03%
  SAFECO Resource Northwest Portfolio**.....................   .00%
  SAFECO Resource Bond Portfolio**..........................   .00%
  SAFECO Resource Money Market Portfolio**..................   .00%
  SAFECO Resource Small Company Stock Portfolio**...........   .10%

Total Trust Annual Expenses (After Reimbursement, if
 applicable)
  SAFECO Resource Equity Portfolio..........................   .75%
  SAFECO Resource Growth Portfolio..........................   .77%
  SAFECO Resource Northwest Portfolio.......................   .73%
  SAFECO Resource Bond Portfolio............................   .74%
  SAFECO Resource Money Market Portfolio....................   .64%
  SAFECO Resource Small Company Stock Portfolio.............   .95%

FEDERATED INSURANCE SERIES ANNUAL EXPENSES:
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees
  Federated High Income Bond Portfolio......................   .51%
  Federated International Equity Portfolio..................   .02%
  Federated Utility Portfolio...............................   .48%

Other Expenses***
  Federated High Income Bond Portfolio......................   .29%
  Federated International Equity Portfolio..................  1.21%
  Federated Utility Portfolio...............................   .37%

Total Fund Annual Expenses*** (After Reimbursement, if
 applicable)
  Federated High Income Bond Portfolio......................   .80%
  Federated International Equity Portfolio..................  1.23%
  Federated Utility Portfolio...............................   .85%

LEXINGTON EMERGING MARKETS FUND, INC. ANNUAL EXPENSES:
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees.............................................   .85%
Other Expenses****..........................................   .99%
                                                              ----
    Total Fund Annual Expenses**** (After Reimbursement, if
      applicable)...........................................  1.84%
                                                              ----
                                                              ----

LEXINGTON NATURAL RESOURCES TRUST ANNUAL EXPENSES:
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees.............................................  1.00%
Other Expenses*****.........................................   .25%
                                                              ----
    Total Fund Annual Expenses***** (After Reimbursement, if
      applicable)...........................................  1.25%
                                                              ----
                                                              ----

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. ANNUAL EXPENSES:
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees
  American Century VP Balanced Portfolio....................  1.00%
  American Century VP International Portfolio...............  1.50%

Other Expenses
  American Century VP Balanced Portfolio....................  0.00%
  American Century VP International Portfolio...............  0.00%

Total Fund Annual Expenses (After Reimbursement, if
 applicable)
  American Century VP Balanced Portfolio....................  1.00%
  American Century VP International Portfolio...............  1.50%

* For purposes of the Examples, the Annual Administration Maintenance Charge is calculated as a ratio of total Annual Administration Maintenance Charges collected during the year to the total average net assets of all Sub-Accounts. The Annual Administration Maintenance Charge percentage will change each year because of changes in total Annual Administration Maintenance Charges collected during the year and the total average net assets of all Sub-Accounts. This will result in variations in the Expense Table each year.

** SAFECO pays all Other Expenses of the Northwest, Bond and Money Market Portfolios until the Portfolio's assets reach $20 million. Once a Portfolio's assets exceed $20 million, the Other Expenses of the Portfolio will be paid by such Portfolio. Because the assets of the Northwest Portfolio exceeded $20 million in February 1998, SAFECO does not expect to reimburse the Other Expenses of the Portfolio going forward.

    During the year ended December 31, 1997 SAFECO paid for or reimbursed all of the Other Expenses of the Northwest, Bond and Money Market Portfolios. Expenses before such reimbursement as a percentage of net assets were as follows:

SAFECO Resource Northwest Portfolio.........................  .94%
SAFECO Resource Bond Portfolio..............................  .90%
SAFECO Resource Money Market Portfolio......................  .81%

    The amounts shown for the Small Company Portfolio are estimated expenses based on the maximum management fee and estimated Other Expenses for fiscal year 1998. During the year ended December 31, 1997, SAFECO Asset Management Company
(SAM) paid all Other Expenses of the Small Company Portfolio in excess of .10% of the Portfolio's average annual net assets. Expenses before such reimbursement as a percentage of net assets were 1.24%. SAM will continue to pay all Other Expenses of the Small Company Portfolio in excess of .10% of the Portfolio's average annual net assets until such time as the Portfolio's net assets exceed $20 million. Once the Portfolio's net assets exceed $20 million, all of the Other Expenses will be paid by the Portfolio.

  *** First SAFECO has entered into a Participation Agreement with the Federated
      Insurance Series in connection with the Separate Account's investment in the shares of the Federated Insurance Series. Other Participating Insurance Companies have entered into similar Participation Agreements with the Federated Insurance Series. For the one year ended December 31, 1997, the adviser voluntarily waived or reimbursed expenses, as follows:
      Federated High Income Bond Fund II $854,860, absent reimbursement $949,935; Federated Utility Fund II $660,284, absent reimbursement $869,168; Federated International Equity Fund II $343,570, absent reimbursement $616,886.

 **** First SAFECO has entered into a Participation Agreement with the Lexington
      Emerging Markets Fund in connection with the Separate Account's investment in the shares of the Lexington Emerging Markets Fund. Other Participating Insurance Companies have entered into similar Participation Agreements with the Lexington Emerging Markets Fund. For the period May 1, 1996 through April 30, 1997, the adviser voluntarily limited management and operating expenses to a maximum of 1.75%. Beginning May 1, 1997, the adviser will no longer reimburse the Fund to the extent that management and operating expenses exceed 1.75%. For the one year ended December 31, 1997, the adviser voluntarily waived or reimbursed expenses, as follows:
      Lexington Emerging Markets Fund $21,212, absent reimbursement $536,502.

***** First SAFECO has entered into a Participation Agreement with the Lexington
      Natural Resources Trust in connection with the Separate Account's investment in the shares of the Lexington Natural Resources Trust. Other Participating Insurance Companies have entered into similar Participation Agreements with the Lexington Natural Resources Trust.

EXAMPLES FOR SAFECO RESOURCE EQUITY SUB-ACCOUNT                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
---------------------------------------------------------------------------  ------   ------   ------   -------
Assuming a 5% return on assets, you would pay the following expenses on a
 $1,000 investment:
  Assuming withdrawal at end of period.....................................   $ 97     $128     $161     $257
  Assuming annuitization at end of period..................................   $ 23     $ 70     $120     $257
  Assuming no withdrawal...................................................   $ 23     $ 70     $120     $257

EXAMPLES FOR SAFECO RESOURCE GROWTH SUB-ACCOUNT                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
---------------------------------------------------------------------------  ------   ------   ------   -------
Assuming a 5% return on assets, you would pay the following expenses on a
 $1,000 investment:
  Assuming withdrawal at end of period.....................................   $ 97     $129     $162     $259
  Assuming annuitization at end of period..................................   $ 23     $ 70     $121     $259
  Assuming no withdrawal...................................................   $ 23     $ 70     $121     $259

EXAMPLES FOR SAFECO RESOURCE MONEY MARKET SUB-ACCOUNT                        YEAR 1   YEAR 3   YEAR 5   YEAR 10
---------------------------------------------------------------------------  ------   ------   ------   -------
Assuming a 5% return on assets, you would pay the following expenses on a
 $1,000 investment:
  Assuming withdrawal at end of period.....................................   $ 96     $125     $156     $246
  Assuming annuitization at end of period..................................   $ 22     $ 67     $114     $246
  Assuming no withdrawal...................................................   $ 22     $ 67     $114     $246

EXAMPLES FOR SAFECO RESOURCE NORTHWEST SUB-ACCOUNT                           YEAR 1   YEAR 3   YEAR 5   YEAR 10
---------------------------------------------------------------------------  ------   ------   ------   -------
Assuming a 5% return on assets, you would pay the following expenses on a
 $1,000 investment:
  Assuming withdrawal at end of period.....................................   $ 96     $128     $160     $255
  Assuming annuitization at end of period..................................   $ 22     $ 69     $119     $255
  Assuming no withdrawal...................................................   $ 22     $ 69     $119     $255

EXAMPLES FOR SAFECO RESOURCE BOND SUB-ACCOUNT                                YEAR 1   YEAR 3   YEAR 5   YEAR 10
---------------------------------------------------------------------------  ------   ------   ------   -------
Assuming a 5% return on assets, you would pay the following expenses on a
 $1,000 investment:
  Assuming withdrawal at end of period.....................................   $ 97     $128     $161     $256
  Assuming annuitization at end of period..................................   $ 23     $ 70     $119     $256
  Assuming no withdrawal...................................................   $ 23     $ 70     $119     $256

EXAMPLES FOR SAFECO RESOURCE SMALL COMPANY STOCK SUB-ACCOUNT                 YEAR 1   YEAR 3   YEAR 5   YEAR 10
---------------------------------------------------------------------------  ------   ------   ------   -------
Assuming a 5% return on assets, you would pay the following expenses on a
 $1,000 investment:
  Assuming withdrawal at end of period.....................................   $ 99     $134     $171     $277
  Assuming annuitization at end of period..................................   $ 25     $ 76     $130     $277
  Assuming no withdrawal...................................................   $ 25     $ 76     $130     $277

EXAMPLES FOR FEDERATED HIGH INCOME BOND SUB-ACCOUNT                          YEAR 1   YEAR 3   YEAR 5   YEAR 10
---------------------------------------------------------------------------  ------   ------   ------   -------
Assuming a 5% return on assets, you would pay the following expenses on a
 $1,000 investment:
  Assuming withdrawal at end of period.....................................   $ 97     $130     $163     $262
  Assuming annuitization at end of period..................................   $ 23     $ 71     $122     $262
  Assuming no withdrawal...................................................   $ 23     $ 71     $122     $262

EXAMPLES FOR FEDERATED INTERNATIONAL EQUITY SUB-ACCOUNT                      YEAR 1   YEAR 3   YEAR 5   YEAR 10
---------------------------------------------------------------------------  ------   ------   ------   -------
Assuming a 5% return on assets, you would pay the following expenses on a
 $1,000 investment:
  Assuming withdrawal at end of period.....................................   $101     $142     $184     $305
  Assuming annuitization at end of period..................................   $ 27     $ 84     $144     $305
  Assuming no withdrawal...................................................   $ 27     $ 84     $144     $305

EXAMPLES FOR FEDERATED UTILITY SUB-ACCOUNT                                   YEAR 1   YEAR 3   YEAR 5   YEAR 10
---------------------------------------------------------------------------  ------   ------   ------   -------
Assuming a 5% return on assets, you would pay the following expenses on a
 $1,000 investment:
  Assuming withdrawal at end of period.....................................   $ 98     $131     $166     $267
  Assuming annuitization at end of period..................................   $ 24     $ 73     $125     $267
  Assuming no withdrawal...................................................   $ 24     $ 73     $125     $267

EXAMPLES FOR LEXINGTON EMERGING MARKETS SUB-ACCOUNT                          YEAR 1   YEAR 3   YEAR 5   YEAR 10
---------------------------------------------------------------------------  ------   ------   ------   -------
Assuming a 5% return on assets, you would pay the following expenses on a
 $1,000 investment:
  Assuming withdrawal at end of period.....................................   $107     $159     $212     $362
  Assuming annuitization at end of period..................................   $ 34     $102     $173     $362
  Assuming no withdrawal...................................................   $ 34     $102     $173     $362

EXAMPLES FOR LEXINGTON NATURAL RESOURCES SUB-ACCOUNT                         YEAR 1   YEAR 3   YEAR 5   YEAR 10
---------------------------------------------------------------------------  ------   ------   ------   -------
Assuming a 5% return on assets, you would pay the following expenses on a
 $1,000 investment:
  Assuming withdrawal at end of period.....................................   $101     $143     $185     $307
  Assuming annuitization at end of period..................................   $ 28     $ 85     $145     $307
  Assuming no withdrawal...................................................   $ 28     $ 85     $145     $307

EXAMPLES FOR AMERICAN CENTURY VP BALANCED SUB-ACCOUNT                        YEAR 1   YEAR 3   YEAR 5   YEAR 10
---------------------------------------------------------------------------  ------   ------   ------   -------
Assuming a 5% return on assets, you would pay the following expenses on a
 $1,000 investment:
  Assuming withdrawal at end of period.....................................   $ 99     $136     $173     $282
  Assuming annuitization at end of period..................................   $ 25     $ 77     $132     $282
  Assuming no withdrawal...................................................   $ 25     $ 77     $132     $282

EXAMPLES FOR AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT                   YEAR 1   YEAR 3   YEAR 5   YEAR 10
---------------------------------------------------------------------------  ------   ------   ------   -------
Assuming a 5% return on assets, you would pay the following expenses on a
 $1,000 investment:
  Assuming withdrawal at end of period.....................................   $104     $150     $197     $330
  Assuming annuitization at end of period..................................   $ 30     $ 92     $157     $330
  Assuming no withdrawal...................................................   $ 30     $ 92     $157     $330

    The information in the "Examples" is estimated and provided to assist the potential Owner in understanding the various costs and expenses charged to an Owner's Contract Value either directly or indirectly and reflects expenses of the Separate Account, the Trust and Funds. The Examples do not reflect premium taxes which may be applicable. Contingent Deferred Sales Charges may be waived in certain circumstances. For additional information see "Charges and Deductions".

    THE INFORMATION ABOVE IS NOT INTENDED TO BE REPRESENTATIVE OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    Like other insurance, mutual fund, financial and business organizations and individuals around the world, First SAFECO and the Separate Account could be adversely affected if the computer systems used by First SAFECO, its principal underwriter, underlying mutual fund managers and investment advisors or other companies that provide services to the Separate Account do not properly process and calculate date related information from and after January 1, 2000. This is commonly called the "Year 2000 problem." First SAFECO is taking steps it believes are reasonably designed to address the Year 2000 problem with respect to the computer systems that each of them uses and to obtain satisfactory assurances that comparable steps are being taken by each of First SAFECO's other, major service providers. It is not anticipated that the Separate Account will incur any charges or that there will be any difficulties in accurate and timely reporting resulting from the change in year from 1999 to 2000.